Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
Business Segment Information

Note 26. Business Segment Information

On July 1, 2012, the Company completed an internal management reorganization related to its former hotel segment. Whereas its hotel business had previously been included in a single reportable segment, as a result of this reorganization, these results are now segregated into three separate hotel segments: (i) the Americas, (ii) Europe, Africa and the Middle East, and (iii) Asia Pacific. The vacation ownership and residential business remains a separate segment. The segment information included in these financial statements has been retrospectively adjusted to reflect these changes for all periods presented.

The Company’s reportable segments each have a division president who is responsible for the management of the division. Each division president reports directly to the Company’s Chief Executive Officer who is also the Chief Operating Decision Maker (“CODM”). Financial information for each reportable segment is reviewed by the CODM to assess performance and make decisions regarding the allocation of resources.

Each hotel segment generates its earnings through a network of owned, leased, consolidated and unconsolidated joint venture hotels and resorts operated primarily under the Company’s proprietary brand names including St. Regis ®, The Luxury Collection ®, Sheraton®, Westin ®, W ®, Le Méridien®, Aloft ®, Element ®, and Four Points® by Sheraton, as well as hotels and resorts which are managed or franchised under these brand names in exchange for fees.

The management of the Company’s vacation ownership and residential sales business is conducted by the vacation ownership and residential segment. The vacation ownership and residential segment generates its earnings through the acquisition, development and operation of vacation ownership resorts, marketing and selling of VOIs, and providing financing to customers who purchase such interests.

The CODM primarily evaluates the operating performance of a segment based on segment earnings. The Company defines segment earnings as net income attributable to its common stockholders before interest expense, taxes, depreciation and amortization, as well as the Company’s share of interest, depreciation and amortization associated with its unconsolidated joint ventures. Segment earnings also excludes certain recurring and nonrecurring items, such as restructuring costs, goodwill impairment and other special charges and gains (losses) on asset dispositions and impairments. General, administrative and other expenses directly related to the segments are included in the calculation of segment earnings, whereas corporate general, administrative, and other expenses are not included in the segment earnings calculation. In addition to revenues recorded within its four segments, the Company also has other revenues from managed and franchised properties, which represent the reimbursement of costs incurred on behalf of managed property owners. These revenues, together with the corresponding expenses, are not recorded within the segments. Other corporate unallocated revenues and earnings primarily relate to other license fee income and are also reported outside of segment revenues.

The following tables present revenues, segment earnings, earnings from unconsolidated ventures, capital expenditures, total assets, and investments in unconsolidated ventures for the Company’s reportable segments. Prior periods have been restated to reflect the current period presentation (in millions):

	2011	2010	2009
Revenues:
Americas (a)	$1,630	$1,597	$1,498
EAME	592	529	486
Asia Pacific	303	235	204
Vacation ownership and residential	688	526	516

Total segment revenues	3,213	2,887	2,704
Other revenues from managed and franchised hotels	2,339	2,117	1,931
Other corporate revenues - unallocated	72	67	61

	$5,624	$5,071	$4,696

(a)	Includes revenues of $1.1 billion for the years ended 2011, 2010 and 2009, respectively, from hotels located in the United States of America. No other country contributed more than 10% of the Company’s total revenues.

	2011	2010	2009
Segment earnings:
Americas	$555	$484	$456
EAME	204	191	188
Asia Pacific	186	165	110
Vacation ownership and residential	170	123	97

Total segment earnings	1,115	963	851
Other corporate unallocated	74	67	64
Corporate selling, general, administrative and other—unallocated	(156)	(151)	(139)
Gain (loss) on asset dispositions and impairments, net	—	(39)	(91)
Restructuring, goodwill and other special charges (credits)	(68)	75	(379)
Adjustments to equity earnings (a)	(54)	(56)	(56)
Interest expense	(219)	(238)	(230)
Depreciation and amortization (b)	(265)	(285)	(309)
Discontinued operations	(13)	168	69
Income taxes	75	(27)	293

Net income attributable to Starwood	$489	$477	$73

(a)	Includes interest expense, depreciation, and amortization expense related to equity earnings not allocated to segment earnings.
(b)	In 2009, includes depreciation expense of $9 million recorded in discontinued operations.

	2011	2010	2009
Earnings from unconsolidated ventures included in segment earnings is as follows:
Americas	$29	$29	$23
EAME	1	2	—
Asia Pacific	32	33	27
Vacation ownership and residential	3	2	2

Total earnings from unconsolidated ventures	$65	$66	$52

	2011	2010	2009
Capital expenditures:
Americas	$174	$155	$150
EAME	100	23	12
Asia Pacific	9	6	9
Vacation ownership and residential (a)	70	151	145

Total segment capital expenditures	353	335	316
Other corporate unallocated	124	42	27

	$477	$377	$343

(a)	Represents gross inventory capital expenditures less cost of sales of $14 million, $112 million and $108 million for the years ended 2011, 2010 and 2009, respectively. Additionally, includes development capital of $56 million, $39 million and $37 million for the years ended 2011, 2010 and 2009, respectively.

	December 2011	December 2010	December 2009
Assets:
Americas	$2,307	$2,543	$2,732
EAME	830	882	750
Asia Pacific	610	594	527
Vacation ownership and residential	2,056	1,989	1,488

Total segment assets (a)	5,803	6,008	5,497
Other corporate assets	3,757	3,768	3,264

	$9,560	$9,776	$8,761

(a)	Includes long-lived assets of $1.8 billion, $2.0 billion and $2.2 billion at December 31, 2011, 2010 and 2009, respectively, located in the United States of America. No other country contributed more than 10% of the Company’s total long-lived assets.

	December 2011	December 2010	December 2009
Investments in unconsolidated ventures:
Americas	$70	$77	$100
EAME	22	37	55
Asia Pacific	137	171	163
Vacation ownership and residential	30	27	50

Total investments in unconsolidated ventures	$259	$312	$368